Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 22 - Fair Value Measurements

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2023, aggregated by the level in the fair-value hierarchy within which those measurements fall:

	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Description
	U.S. Dollars
Assets
Marketable securities (current assets)	18,816	6,988	11,828	-
Marketable securities (non-current assets	73,576	6,981	66,595	-
Total Assets	92,392	13,969	78,423	-

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. In the year ended December 31, 2023, the Company invested in marketable securities.

Marketable securities are classified within Level 2 because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. See also Note 5.